CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (DEFICIT)
Common shares, par value (in dollars per share)		$ 0.01
Offering costs	$ 2,882